SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related parties	$ 1,435,090	$ 1,385,876
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Due from related parties		1,799
Due to related parties	203,404
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	111,154	90,589
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,120,532	$ 1,295,287